Debt (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Litigation monthly payments		$ 65,000
Other long term debt				$ 4,460,524	$ 2,494,981
Contingent consideration payable		$ 655,000		$ 655,000
Asset Purchase Agreement [Member]
Contingent fee, percentage		7.50%		7.50%
Long Term Debt [Member]
Other long term debt		$ 10,000
Capital Lease Obligations [Member]
Capital lease maturity description		July 2019
Minimum [Member]
Capital lease obligations payable		$ 2,432
Capital lease interest rate percentage		8.70%
Maximum [Member]
Capital lease obligations payable		$ 3,903
Capital lease interest rate percentage		17.10%
LIBOR [Member]
Term loan interest rate		4.25%	5.18%
Line of credit maximum borrowings		$ 2,000,000
Revolving Credit Facility [Member]
Term loan maturity date, description	Mature in October 2017
Term loan interest rate				7.00%	5.02%
Line of credit maximum borrowings	$ 3,000,000				$ 2,000,000
Revolving Credit Facility [Member] | LIBOR [Member]
Term loan interest rate					4.25%
Revolving Credit Facility [Member]
Term loan maturity date, description	Maturing in September 2019
Term loan interest rate	2.50%	7.25%
April 2018 [Member]
Interest on working capital, rate		11.40%
April 2018 [Member] | Term Loan [Member]
Term loan maturity date, description		Mature in March 2019
Term loan interest rate		2.25%
Long term debt interest expense		$ 120,000
2018 [Member]
Litigation monthly payments		40,000
Contingent consideration payable		250,000
2019 [Member]
Litigation monthly payments		$ 25,000